Note 2 - Securities - Amortized Cost and Fair Value of Securities Available-for-sale and Securities Held-to-maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Available-for-sale securities, amortized cost	$ 141,442	$ 146,097	$ 141,411
Available-for-sale securities, gross unrealized gains	1,483	909	1,542
Available-for-sale securities, gross unrealized losses	(1,273)	(2,978)	(867)
Available-for-sale securities, fair value	141,652	144,028	142,086
Held-to-maturity Securities	3,824	4,024	4,259
Held-to-maturity, gross unrecognized gains	37	24	73
Held-to-maturity, gross unrecognized losses			(3)
Held-to-maturity Securities, Fair Value	3,861	4,048	4,329
US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale securities, amortized cost	18,315	16,488	12,571
Available-for-sale securities, gross unrealized gains	124	6	90
Available-for-sale securities, gross unrealized losses	(122)	(372)	(74)
Available-for-sale securities, fair value	18,317	16,122	12,587
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, amortized cost	56,583	56,964	56,824
Available-for-sale securities, gross unrealized gains	988	339	890
Available-for-sale securities, gross unrealized losses	(183)	(713)	(254)
Available-for-sale securities, fair value	57,388	56,590	57,460
Held-to-maturity Securities	3,824	4,024	4,259
Held-to-maturity, gross unrecognized gains	37	24	73
Held-to-maturity, gross unrecognized losses			(3)
Held-to-maturity Securities, Fair Value	3,861	4,048	4,329
Residential Mortgage Backed Securities [Member]
Available-for-sale securities, amortized cost	58,950	65,062	64,092
Available-for-sale securities, gross unrealized gains	296	6	184
Available-for-sale securities, gross unrealized losses	(867)	(1,660)	(438)
Available-for-sale securities, fair value	58,379	63,408	63,838
Commercial Mortgage Backed Securities [Member]
Available-for-sale securities, amortized cost	1,781	1,432	1,459
Available-for-sale securities, gross unrealized gains
Available-for-sale securities, gross unrealized losses	(50)	(17)	(1)
Available-for-sale securities, fair value	1,731	1,415	1,458
Collateralized Mortgage Obligations [Member]
Available-for-sale securities, amortized cost	5,813	5,973	6,310
Available-for-sale securities, gross unrealized gains	75	9	1
Available-for-sale securities, gross unrealized losses	(51)	(216)	(100)
Available-for-sale securities, fair value	$ 5,837	5,766	6,211
Pooled Trust Preferred Securities Subject to Mandatory Redemption [Member]
Available-for-sale securities, amortized cost		178	155
Available-for-sale securities, gross unrealized gains		549	377
Available-for-sale securities, gross unrealized losses
Available-for-sale securities, fair value		$ 727	$ 532